[K&L GATES LLP LETTERHEAD]

May 11, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
Impac Mortgage Holdings, Inc.
Preliminary Proxy on Schedule 14A
Common Stock Special Meeting

Ladies and Gentlemen:

        On behalf of Impac Mortgage Holdings, Inc., a Maryland corporation (the "Company"), we hereby submit for filing pursuant to Rule 101(a) of Regulation S-T, the Company's Preliminary Proxy Statement on Schedule 14A. The Company is seeking from holders of its Common Stock at a special meeting approval of amendments to its Charter to modify the terms of its Series B Preferred Stock and Series C Preferred Stock (the "Proposed Amendments").

        In connection with holding the special meeting, the Company plans to concurrently seek approval of the Proposed Amendments from the holders of its preferred stock pursuant to a consent solicitation as well as offer to exchange the preferred stock for shares of Common Stock. The consent solicitation from the holders of the preferred stock has also been filed under cover of Schedule 14A on the date hereof.

        Should you have any questions or require any additional information with respect to this filing, please contact the undersigned at (310) 552-5017 or by facsimile at (310) 552-5001.

Sincerely,
/s/ KATHERINE J. BLAIR Katherine J. Blair
cc:
Ronald M. Morrison, General Counsel